REPORTING ENTITY - Spin off BAC Holding - Discontinued operations cash flow (Details) - COP ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations, net of tax			$ 866,166	$ 1,627,312
Reconciliation of net income before taxes and net cash (used) provided by operating activities:
Effect of realization OCI to income		$ 458,930	(2,752,028)	532,019
Net cash provided (used in) operating activities		6,005,501	(222,124)	5,901,630
Cash flows from investing activities:
Net cash Provided (used) in investing activities		1,840,647	(13,012,475)	(6,601,941)
Decrease in cash and cash equivalents			(1,393,602)
Increase (decrease) in cash and cash equivalents		1,565,004	(19,609,972)	2,617,294
Cash and cash equivalents at beginning of year	$ 36,642,829	17,032,857	36,642,829	34,025,535
Cash and cash equivalents at end of year		$ 18,597,861	17,032,857	36,642,829
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations, net of tax			866,166
Reconciliation of net income before taxes and net cash (used) provided by operating activities:
Effect of realization OCI to income			1,429,325
Discontinued operation participation in results			(563,159)
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net income from discontinued operations, net of tax	1,597,512
Reconciliation of net income before taxes and net cash (used) provided by operating activities:
Effect of realization OCI to income	1,052,622
Discontinued operation participation in results	544,890
Cash flows from investing activities:
Loss of control in subsidiary	(17,570,390)
Net cash Provided (used) in investing activities	(17,570,390)
Decrease in cash and cash equivalents	(1,393,602)
Increase (decrease) in cash and cash equivalents	(18,963,992)
Cash and cash equivalents at beginning of year	18,963,992		$ 18,963,992
Cash and cash equivalents at end of year	$ 17,570,390			$ 18,963,992